Risk management and financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Restricted cash	$ 171	$ 242
Fair value, recurring basis | Level 1
Assets
Cash and cash equivalents	849	1,115
Restricted cash	171	242
Marketable securities	5	11
Fair value, recurring basis | Level 3
Assets
Related party loans receivable	9	35
Temporary equity
Redeemable non-controlling interest	26	57
Fair value, recurring basis | Level 2 | Interest rate cap agreement
Assets
Interest rate cap	$ 1	$ 3